Document and Entity Information	Feb. 16, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001666134
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	BlackLine, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37924
Entity Tax Identification Number	46-3354276
Entity Address, Address Line One	21300 Victory Boulevard
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Woodland Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91367
City Area Code	(818)
Local Phone Number	223-9008
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	BL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false